Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Deposits
Schedule of maturity profile of the bank's deposits, excluding interest payable

The maturity profile of the Bank’s deposits, excluding interest payable, is as follows:

	December 31,	December 31,
	2019	2018
Demand	85,786	211,381
Up to 1 month	1,285,949	1,192,252
From 1 month to 3 months	628,981	412,638
From 3 months to 6 months	593,431	533,135
From 6 months to 1 year	289,189	462,156
From 1 year to 2 years	5,000	70,047
From 2 years to 5 years	—	89,213
	2,888,336	2,970,822

Schedule of additional information regarding the bank's deposits

The following table presents additional information regarding the Bank’s deposits

	December 31,	December 31,
	2019	2018
Aggregate amounts of $100,000 or more	2,888,043	2,970,438
Aggregate amounts of deposits in the New York Agency	240,003	265,349

	December 31th
	2019	2018	2017
Interest expense on deposits made in the New York Agency	6,277	5,937	2,524